CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities:
Net income (loss)	$ 166	$ 260		$ 185		$ (412)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Extraordinary (gain) loss on the acquisition of a business, net of tax	(2)	(4)		1		(6)
Gain on the consolidation of a variable interest entity	(12)	(12)
Equity in income of investment in unconsolidated affiliates	(6)	(8)		(24)		(3)
Dividends received from unconsolidated affiliates						11
Depreciation and amortization	310	416		382		420
Provision for (gains) losses on accounts receivable		(4)		6		9
(Gain) loss on disposal of businesses/assets, net	(5)	(38)		8		(2)
Loss on early extinguishment of debt	5	7		37		21
Noncash interest expense	38	51		40		39
Deferred income taxes	47	40		45		68
Noncash restructuring and impairment charges	53	60		2		13
Noncash loss (gain) on foreign currency transactions	(15)	(32)		22		(26)
Noncash compensation	17	22		24		16
Portion of insurance settlement representing cash provided by investing activities				(34)
Other, net	(1)	(1)		1		1
Changes in operating assets and liabilities:
Accounts and notes receivable	(314)	(121)		(183)		(88)
Accounts receivable from A/R Programs				(254)
Inventories	(273)	(161)		(207)		351
Prepaid expenses	(14)	(4)		(2)		5
Other current assets	(150)	(87)		(1)		(6)
Other noncurrent assets	20	2		(102)		(32)
Accounts payable	72	13		97		4
Accrued liabilities	122	108		(32)		5
Other noncurrent liabilities	8	(75)		(57)		32
Net cash provided by operating activities	68	432		(46)		420
Investing Activities:
Capital expenditures	(217)	(330)		(236)		(189)
Proceeds from settlements treated as reimbursement of capital expenditures	3	3		34
Acquisition of businesses, net of cash acquired and post-closing adjustments		(34)				(31)
Cash assumed in connection with the initial consolidation of a variable interest entity	28	28		14
Proceeds from sale of businesses/assets		48		2		5
Increase in receivable from affiliate	(35)	(57)		(57)		(7)
Investment in unconsolidated affiliates	(17)	(26)		(27)		(15)
Cash received from unconsolidated affiliates	19	32		31		22
Other, net		(1)		1		3
Net cash used in investing activities	(235)	(337)		(238)		(212)
Financing Activities:
Net repayments under revolving loan facilities		(2)		(6)		(14)
Revolving loan facility from A/R Programs				254
Net borrowings (repayments) on overdraft facilities	10	9		(2)		(12)
Repayments of short-term debt	(151)	(187)		(175)		(13)
Borrowings on short-term debt	126	162		212
Repayments of long-term debt	(287)	(408)		(1,207)		(542)
Proceeds from issuance of long-term debt	89	98		923		880
Repayments of notes payable to affiliate		(105)		(125)		(403)
Proceeds from notes payable to affiliate	105	105		110		529
Repayments of notes payable	(24)	(34)		(53)		(63)
Borrowings on notes payable	35	35		46		64
Debt issuance costs paid	(7)	(7)		(29)		(5)
Call premiums related to early extinguishment of debt	(5)	(6)		(28)		(14)
Contribution from parent						236
Dividends paid to parent	(56)	(79)				(23)
Dividends paid to noncontrolling interest	(5)	(9)
Excess tax benefit related to stock-based compensation	10	10		4
Other, net	3			(2)		(1)
Net cash used in financing activities	(157)	(418)		(78)		619
Effect of exchange rate changes on cash	(3)	(7)		4		5
Increase (decrease) in cash and cash equivalents	(327)	(330)		(358)		832
Cash and cash equivalents at beginning of period	561 [1]	561	[1]	919		87
Cash and cash equivalents at end of period	234	231	[2]	561	[1]	919
Supplemental cash flow information:
Cash paid for interest	179	205		194		221
Cash paid for income taxes	$ 34	$ 44		$ 32		$ 27

[1]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."